INVESTMENT MANAGEMENT
AGREEMENT

AllianzGI  Artificial  Intelligence  &
Technology Opportunities  Fu nd

      This Investment Management Agreement is
executed as of October 1, 2019 by and between ALLIANZGI ARTIFICIAL INTELLIGENCE &
TECHNOLOGY OPPORTUNITIES
FUND, a Massachusetts business trust (the
"Fund"), and ALLIANZ GLOBAL INVESTORS
U.S. LLC, a Delaware limited liability company
(the "Manager").

WITNESSETH:

That in consideration of the mutual
covenants herein contained, it is agreed as follows :

1.	SERVICES TO BE RENDERED BY
THE MANAGER TO THE FUND.

      (a)	Subject always to the control of the
Trustees of the Fund and to such policies as the Trustees may determine, the Manager will, at its expense, (i) furnish continuously an in vestment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities and (ii) furnish office space and equipment, provide bookkeeping and clerical services
(excluding determination of net asset value and shareholder accounting services) and pay all salaries, fees and expenses of officers and Trustees of the Fund who are affiliated with the Manager. In the performance of its duties, the Manager will comply with the provisions of the Amended and Restated
Agreement and Declaration of Trust (the "Declaration of Trust") and the Amended and Restated Bylaws
(the "Bylaws") of the Fund, each as amended or restated from time to time, and the Fund's stated investment objectives, policies and restrictions.

      (b)	In the selection of brokers or dealers
and the placing of orders for the purchase and sale of portfolio investments for the Fund, the Manager shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Fund the most favorable price and execution availa ble, the Manager, bearing in mind the Fund's best interests at all times, shall consider all factors it deems relevant, including by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker or dealer involved and the quality of service rendered by the broker or dealer in other transactions.
Subject to such policies as the Trustees may determine, the Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Manager's overall responsibilities with respect to the Fund and to other clients of the Manager as to whic h the Manager exercises investment discretion. The Fund hereby agrees with the Manager and with any Portfolio Manager selected by the Manager as provided in Section l(c) hereof that any entity or person associated with the Manager which is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Fund which is permitted by Section 11(a) of the Securities
Exchange Act of 1934 and the rules and regulations thereunder, as amended from time to time (the
"1934 Act").

      (c)	Subject to the provisions of the
Declaration of Trust and Bylaws and the Investment
Company Act of 1940 and the rules and regulations thereunder, as amended from time to time (the
"1940 Act"), the Manager, at its expense, may select and contract with investment advisers (each, a "Portfolio Manager") for the Fund. The Manager shall retain any Portfolio Manager pursuant to a portfolio management agreement the terms and conditions of which are acceptable to the Fund. If the Manager retains a Portfolio Manager hereunder, then unless otherwise provided in the applicable portfolio management agreement, the obligation of the Manager under this Agreement with respect to the Fund shall be, subject in any event to the control of the Trustees of the Fund, to determine and review with the Portfolio Manager the investment policies of the Fund, and the Portfolio Manager shall have the obligation of furnishing continuously an investment program and making investment decisions for the Fund (or with respect to a portion of the Fund's assets managed by such Portfolio
Manager), adhering to
applicable investment objectives, policies and restrictions. and placing all orders for the purchase and sale of portfolio securities and other investments for the Fund (or with respect to a portion of the Fund's assets managed by such Portfolio Manager), as applicable. The Manager
(and not the Fund) will compensate any Portfolio
Manager for its services to the Fund. Subject to the provisions of the applicable portfolio management agreement with the Portfolio Manager, the Manager may terminate the services of any Portfolio
Manager at any time in its sole discretion, and shall at such time assume the responsibilities of such Portfolio Manager unless and until a successor
Portfolio Manager is selected.

      (d)	The Manager shall not be obligated to
pay any expenses of or for the Fund not expressly assumed by the Manager pursuant to this Section 1 other than as provided in Section 3.




2.	OTHER AGREEMENTS, ETC.

      It is understood  that any of the
shareholders, Trustees, officers and employees of the Fund may be a shareholder, partner, director, officer or employee of, or be otherwise interested in, the Manager, and in any person controlled by or under common control with the Manager, and that the Manager and any person controlled by or under common control with the Manager may have an interest in the Fund. It is also understood that the Manager and persons controlled by or under common control with the Manager have and may have advisory, management service, distribution or other contracts with other organizations and persons, and may have other interests and businesses.

3.	COMPENSATION TO BE PAID BY
THE FUND TO THE MANAGER.

      The Fund will pay t the Manager as
compensation  for the Manager's services rendered,
for the facilities furnished and for the expenses
borne by the Manager  pursuant to Section 1, a fee,
computed and paid monthly, at the annual rate of
1.25% of the average daily managed assets of the
Fund. For purposes of this Section 3, "managed
assets" means the total assets of the Fund
(including assets attributable to any borrowings,
issued debt securities or preferred shares that may
be outstanding, reverse repurchase agreements and
dollar rolls) minus accrued liabilities (other than
liabilities representing borrowings, issued debt
securities, reverse repurchase agreements and
dollar rolls). For purposes of calculating "managed
assets," the liquidation preference of any preferred
shares outstanding shall not be considered a
liability. By way of clarification, with respect to
any reverse repurchase agreement, dollar roll or
similar transaction, "managed assets" includes any
proceeds from the sale of an asset of the Fund to a
counterparty  in such a transaction, in addition to
the value of the underlying asset as of the relevant
measuring date. The average daily managed assets
of the Fund shall be determined  by taking an
average of all   of   the   determinations  of  such  amount
during such month at the close of business on each business day during such month while this Agreement is in effect. Such fee shall be payable for each month within five (5) business days after the end of such month.

       In the event that the Manager has agreed to a fee waiver or an expense limitation or reimbursement arrangement with the Fund, subject to such terms and conditions as the Manager and the Fund may set forth in such agreement, the compensation due the Manager hereunder shall be reduced, and, if necessary, the Manager shall bear expenses with respect to the Fund, to the extent required by such fee waiver or expense limitation or reimbursement arrangement.

      If the Manager shall serve for less than the whole of a month, the foregoing compensation shall be prorated.



4.	ASSIGNMEN T TERMINATES THIS
AGREEMENT ; AMENDMENTS OF
THIS AGREEMENT.

      This Agreement shall automatically
terminate, without the payment of any penalty, in the event of its assignment; and this Agreement shall not be amended as to the Fund unless such amendment is approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund (except if such sharehoIder approval is not required by the 1940 Act, giving effect to any interpretations of or exemptive relief granted by the Securities and Exchange
Commission (the "SEC") and/or its staff), and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Manager or of any Portfolio Manager of the Fund.

5.	EFFECTIVE  PERIOD AND
TERMINATION OF THIS
AGREEMENT.

      This Agreement shall become effective
upon its execution, and shall remain in full force and effect as to the Fund continuously thereafter
(unless terminated automatically as set forth in Section 4) until terminated as follows:

      (a)	Either party hereto may at any
time terminate this Agreement by not more than sixty days' written notice delivered or mailed by registered mail, postage prepaid, to the other party, or

      (b)	If (i) the Trustees of the Fund or
the shareholders by the affirmative vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Manager or any Portfolio
Manager, by vote cast in person at a
meeting called for the purpose of voting on such approval, do not specifically approve at least annually the continuance of this Agreement, then this Agreement shall automatically terminate at the close of business on the second anniversary of its execution, or upon the expiration of one year from the effective date of the last such continuance, whichever is later; provided, however, that if the continuance of this Agreement is submitted to the shareholders of the Fund for their approval and such shareholders fail to approve such continuance of this
Agreement as provided herein, the Manager may continue to serve hereunder in a manner consistent with the 1940 Act.

      Action by the Fund under (a) above may be taken either (i) by vote of a majority of its Trustees, or (ii) by the affirmative vote of a majority of the outstanding shares of the Fund.

      Termination of this Agreement pursuant to this Section 5 shall be without the payment of any penalty.




6.	CERTAIN DEFINITIONS.

      For the purposes of this Agreement, the
"affirmative vote of a majority of the outstanding shares" means the affirmative vote, at a duly called and held meeting of shareholders, (a) of the holders of 67% or more of the shares of the Fund present
(in person or by proxy) and entitled to vote at such meeting, if the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting are present in person or by proxy, or
(b) of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at such meeting, whichever is less.

      For the purposes of this Agreement, the
terms "affiliated person," "control," "interested person," "investment adviser" and "assignment" shall have their respective meanings defined in the 1940 Act, giving effect to any interpretations of or exemptive relief granted by the SEC and/or its staff; the term "specifically approve at least annually" shall be construed in a manner consistent with the 1940 Act, giving effect to any interpretations of or exemptive relief granted by the SEC and/or its staff; and the term "brokerage and research services" shall have the meaning given in the 1934 Act, giving effect to any interpretations of or exemptive relief granted by the SEC and/or its staff.

7.	NONLIABILITY  OF MANAGER.

      Notwithstanding any other provisions of
this Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or reckless disregard of its obligations and duties hereunder, the Manager, including its officers, directors, members, shareholders, employees and partners, shall not be subject to any liability to the Fund , or to any shareholder, officer, director, partner, employee or Trustee thereof, for any act or omission in the course of, or connected with, rendering services hereunde r.

8.	LIMITATION OF LIABILITY OF THE
TRUSTEES AND SHAREHOLDERS.

      A copy of the Declaration of Trust of the Fund is on file with the Secretary of The
Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Fund as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

9.	USE OF NAMES AND LOGOS.

      It is expressly understood that the names
"Allianz," "Allianz Global Investors U.S. LLC,"
"AllianzGI," "AGI" or any derivation thereof, or any logo associated with those names, are the valuable property of the Manager and its affiliates, and that the Fund shall havl;! the limited right to use such names (or derivations thereof or associated logos) only so long as the Manager shall consent and this Agreement shall remain in effect.
Upon reasonable notice from the Manager to the Fund or upon termination of this Agreement, the Fund shall forthwith cease to use such names (or derivations thereof or associated logos) and shall promptly amend its Declaration of Trust and other public documents to change its name accordingly.
The covenants on the part of the Fund in this
Section 9 shall be binding upon it, its Trustees, officers, stockholders, creditors and all other persons claiming under or through it, and shall survive the termination of this Agreement.



10.	EXERCISE OF VOTING AND OTHER
RIGHTS

      Unless otherwise instructed by the Trustees of the Fund, the Manager shall have the responsibility to exercise or procure the exercise of any voting right attaching to investments of the Fund in accordance with proxy voting policies approved by the Fund. Unless otherwise determined by the Trustees of the Fund and notified to the Manager, the Manager shall have the responsibility to exercise or procure the exercise of any rights of the Fund with respect to any class action proceedings or other legal action concerning investments of the Fund.

11.	MISCELLANEOUS.

      This Agreement shall be governed by the
laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Investment Advisers Act of 1940, or any rule or order of the SEC thereunder, or the Commodity
Exchange Act, or any rule or order of the Commodity Futures Trading Commission thereunder.

      (a)	Exclusive jurisdiction over
any action, suit, or proceeding under, arising out of, or relating to this Agreement shall lie in the federal and state courts within the Commonwealth of Massachusetts, and each party hereby waives any objection it may have at any time to the laying of venue of any such proceedings brought in any such courts, waives any claim that such proceedings have been brought in an inconvenient forum, and further waives the right to object, with respect to such proceedings, that any such court does not have jurisdiction over that party.

      (b)	If any provision of this
Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable. To the extent that any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise with regard to any party, hereunder, such provisions with respect to other parties hereto shall not be affected thereby.

      (c)	The captions in this
Agreement are included for convenience
only and in no way define any of the
provisions hereof or otherwise affect their construction or effect.

      (d)	No person other than the
Fund and the Manager is a party to this
Agreement or shall be entitled to any right or benefit arising under or in respect of this Agreement; there are no third-party beneficiaries of this Agreement. Without limiting the generality of the foregoing, nothing in this Agreement is intended to, or shall be read to,
(i) create in any person other than the Fund
(including without limitation any
shareholder of the Fund) any direct,
indirect, derivative, or other rights against the Manager, or (ii) create or give rise to any duty or obligation on the part of the Manager (including without limitation any fiduciary duty) to any person other than the Fund, all of which rights, benefits, duties, and obligations are hereby expressly excluded. If another fund or funds are added to this Agreement, this provision shall be interpreted to apply to each such fund as it applies to the Fund, in each case on a separate (and neither jointly nor joint and several) basis with respect to the Fund and each such other fund.

12.	COUNTERPARTS.

      This Agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.














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intentionally blank.]




      IN WITNESS WHEREOF, ALLIANZGI
ARTIFICIAL INTELLIGENCE & TECHNOLOGY
OPPORTUNITIES FUND and ALLIANZ GLOBAL
INVESTORS U.S. LLC
have each caused this instrument to be signed in its behalf by its duly authorized representative, all as of the day and year first above written.

ALLIANZGI ARTIFICIAL INTELLIGENCE & TECHNOLO G	PPORTUNITIE   FUND


By:/S/ Thomas
J. Fuccillo
Name: Thomas
J. Fuccillo
Title:
President and
Chief Executive
Officer






By:/s/ Gem
Pushpaharan
Name: Gem
Pushpaharan
Title: Chief
Operating
Officer US



















[AllianzGI Artificial  Intelligence & Technology
Opportunities Fund - Investment  Management Agreement]